STOCK-BASED COMPENSATION - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions with employees	$ 25.0	$ 34.0
Liabilities from share-based payment transactions	50.0	50.0
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions with employees	$ 30.0	$ 23.0
Weighted average remaining contractual life	9 months 25 days	9 months 18 days
Number of common shares per unit of share-based payment arrangement | shares	1
Number of units outstanding (shares) | shares	2,855,000	2,337,000	2,518,000
Liabilities from share-based payment transactions	$ 34.0	$ 26.3	$ 31.0
PGSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of common shares per unit of share-based payment arrangement | shares	1
Number of units outstanding (shares) | shares	3,002,000	3,117,000
Liabilities from share-based payment transactions	$ 36.0	$ 38.0